Trade payables and trade payables - Agreements (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade payables and trade payables - Agreements (Details) [Line Items]
Balance payable	R$ 2,039	R$ 573
GPA [Member]
Trade payables and trade payables - Agreements (Details) [Line Items]
Balance payable	R$ 3,202